Detail of Zero Coupon Convertible Bonds, Due 2015 (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Total	¥ 100,602	¥ 100,751
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Principal amount	100,000	100,000
Unamortized premium	347	447
Total	¥ 100,347	¥ 100,447